Employee benefits (Details 11) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 307	₨ 234
Current service cost	16	13	₨ 11
Interest on defined obligations	24	21
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	(40)	24
Actuarial loss/(gain) due to experience changes	3	19
Benefits paid	(58)	(32)
Foreign exchanges differences	19	28
Defined benefit obligations at the end of the year	₨ 271	₨ 307	₨ 234